UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Annual report 5/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which shifted to a neutral stance on interest rates in the beginning of 2019 after three years of hikes. The markets responded favorably, with most bond indexes registering gains before hitting a patch of turbulence in May as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
5	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
20	Financial statements
23	Financial highlights
28	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/19 (%)

Class A shares (without sales charge)
Bloomberg Barclays High Yield Municipal Bond Index
Morningstar high yield muni fund category average
5.99
7.76
6.48
3.41
6.24
3.97
4.36
5.86
4.87
5.56
8.05
6.68
1 year
3 year
5 year
10 year

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds rallied sharply

Declining new issuance and strong investor demand produced a favorable backdrop for municipal bond performance, led by high-yield municipal bonds.

The fund trailed its benchmark

The fund posted a solid gain but underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index.

Higher-quality emphasis detracted

The fund's greater exposure to higher-quality bonds was a key factor behind its underperformance of the benchmark.

PORTFOLIO COMPOSITION AS OF 5/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/19 (%)

SECTOR COMPOSITION AS OF 5/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

Discussion of fund performance

How did the municipal bond market perform during the 12 months ended May 31, 2019?

Municipal bonds enjoyed strong returns for the period, with the Bloomberg Barclays Municipal Bond Index returning 6.40%. High-yield municipal bonds outperformed the broader market as the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, returned 7.76%.

The most important factor was a supply-and-demand imbalance in the municipal bond market. The outstanding supply of municipal bonds contracted as tax reform provisions that took effect in 2018 led to a significant decline in new municipal bond issuance. On the demand side, banks and insurance companies continued to sell municipal bonds from their investment portfolios as a result of lower corporate tax rates, but this was more than offset by a significant increase in demand from retail investors, including those investing through mutual funds. Growing demand for municipal bonds, coupled with a shrinking supply of outstanding bonds, provided a tailwind for municipal bond performance.

Another key factor was a shift in interest-rate policy by the U.S. Federal Reserve (Fed). After raising short-term interest rates four times in 2018, the Fed shifted to a wait-and-see approach in 2019 amid trade tensions between the United States and China, continued uncertainty surrounding Brexit, and a slowdown in global economic growth. The bond market responded with a broad rally across the board, particularly in the last two months of the period, as investors began to price in expectations of a potential Fed rate cut later this year.

Were there any changes to the municipal credit environment during the reporting period?

Credit conditions improved notably, driven by higher-than-expected tax revenues for state and local governments. Federal tax reform and a stronger U.S. economy in 2018 contributed to the increase in municipal tax revenues. So far, state and local governments have been prudent with this windfall, building up rainy-day funds and using the remainder to fund education and infrastructure development.

How did the fund perform during the period?

The fund posted a gain but trailed the return of its benchmark. The primary factor behind this underperformance was the fund's greater exposure to higher-quality

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

bonds compared with the index. In particular, the fund's exposure to transportation and essential services bonds (such as highways and hospitals), which tend to be higher-quality segments of the municipal bond market, detracted the most from relative results. Another factor was the fund's duration (a measure of interest rate sensitivity), which was shorter than that of the index. This positioning detracted from relative performance when yields fell during the last six months of the period.

What themes do you see affecting municipal bond market performance as we move into the second half of 2019?

Fed interest-rate policy and trade conflicts will be key factors for municipal bonds going forward. If inflation remains low and U.S. economic growth continues to slow, we could see the Fed lower short-term rates before year end. With regard to trade, continued uncertainty could put further downward pressure on global growth, while a successful resolution to the conflicts could provide an economic boost, which would have implications for both interest rates and municipal tax revenues. Within the municipal market, we don't expect to see any changes in the supply/demand situation in the near term. Demand for municipal bonds should remain robust, while new issuance is likely to remain subdued.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2018 Investing since 1993
Dennis DiCicco On the fund since 2018 Investing since 2013

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-19	as of 5-31-19	as of 5-31-19
Class A	1.76	3.51	5.13	18.82	64.95	2.56	2.43	4.32
Class B	0.20	3.23	4.93	17.25	61.86	1.93	1.79	3.26
Class C	4.20	3.58	4.78	19.22	59.46	1.93	1.79	3.26
Class I3,4	6.15	4.45	5.61	24.33	72.62	2.82	2.78	4.76
Class R6[3,4]	6.31	4.45	5.61	24.31	72.59	2.84	2.80	4.80
Index 1†	7.76	5.86	8.05	32.94	116.83	—	—
Index 2†	6.40	3.58	4.58	19.25	56.53	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.05	1.80	1.80	0.80	0.77
Net (%)	0.94	1.69	1.69	0.79	0.76

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	5-31-09	16,186	16,186	21,683	15,653
Class C5	5-31-09	15,946	15,946	21,683	15,653
Class I3,4	5-31-09	17,262	17,262	21,683	15,653
Class R6[3,4]	5-31-09	17,259	17,259	21,683	15,653

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2018	Ending value on 5-31-2019	Expenses paid during period ended 5-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.10	$4.79	0.93%
	Hypothetical example	1,000.00	1,020.30	4.68	0.93%
Class B	Actual expenses/actual returns	1,000.00	1,060.10	8.63	1.68%
	Hypothetical example	1,000.00	1,016.60	8.45	1.68%
Class C	Actual expenses/actual returns	1,000.00	1,060.10	8.63	1.68%
	Hypothetical example	1,000.00	1,016.60	8.45	1.68%
Class I	Actual expenses/actual returns	1,000.00	1,064.80	4.02	0.78%
	Hypothetical example	1,000.00	1,021.00	3.93	0.78%
Class R6	Actual expenses/actual returns	1,000.00	1,066.30	3.81	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-19
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.7%				$151,040,387
(Cost $138,795,866)
Alabama 0.2%				274,683
Tuscaloosa County Industrial Development Authority Hunt Refining Company Series A (A)	5.250	05-01-44	250,000	274,683
Alaska 1.3%				1,975,000
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	2,000,000	1,975,000
California 9.2%				14,366,411
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,089,010
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,062,160
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,084,160
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,158,440
Golden State Tobacco Securitization Corp. Series A2	5.300	06-01-37	2,000,000	2,042,900
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	1,000,000	992,040
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,131,070
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.000	09-01-48	750,000	826,125
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,667,426
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,805,505
Tobacco Securitization Authority of Southern California Series A1	5.000	06-01-37	1,500,000	1,507,575
Colorado 4.8%				7,436,725
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	1,000,000	1,086,910
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,196,275
Regional Transportation District Denver Transit Partners	6.000	01-15-41	1,000,000	1,038,070
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,524,450
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.708	12-01-37	2,000,000	591,020
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.4%				$2,261,764
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	820,000	835,892
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,425,872
Delaware 1.0%				1,555,200
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,555,200
District of Columbia 4.3%				6,691,770
District of Columbia Tobacco Settlement Financing Corp. Settlement Asset Backed Bonds, Series A (B)	6.824	06-15-46	8,000,000	1,307,760
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,861,360
Metropolitan Washington DC Airports Authority Metrorail, Series A (B)	3.712	10-01-37	3,000,000	1,522,650
Florida 5.0%				7,838,099
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	1,000,000	1,036,960
Charlotte County Industrial Development Authority Town and Country Utilities Project (A)	5.000	10-01-49	500,000	521,525
Florida Development Finance Corp. Waste Pro USA, Inc., Project, AMT (A)	5.000	05-01-29	1,000,000	1,091,610
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,071,850
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,000,000	1,167,880
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,131,010
Village Community Development District No. 12 (A)	4.250	05-01-43	1,000,000	1,044,960
Village Community Development District No. 8 Phase II	6.125	05-01-39	745,000	772,304
Georgia 1.4%				2,126,513
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	740,000	802,463
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,324,050
Illinois 10.8%				16,950,721
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,190,500
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,176,880
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,077,040
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	$2,252,220
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,335,000	1,457,206
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,106,450
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,160,430
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,123,430
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,068,130
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,503,825
State of Illinois Series D, GO	5.000	11-01-21	750,000	802,200
State of Illinois, GO	5.000	04-01-27	2,000,000	2,196,280
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	836,130
Indiana 3.2%				4,983,570
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,266,175
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,119,560
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	1,544,205
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,053,630
Iowa 0.7%				1,068,010
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,068,010
Louisiana 1.3%				2,068,960
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	3.500	11-01-32	2,000,000	2,068,960
Maryland 1.4%				2,148,480
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,023,670
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,124,810
Massachusetts 2.5%				3,872,962
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,104,420
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	1,000,000	$1,088,530
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-57	380,000	412,376
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,267,636
Michigan 0.7%				1,076,660
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	537,375
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	539,285
Minnesota 3.6%				5,588,130
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	530,200
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,056,870
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	548,495
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,365,575
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,040,470
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,046,520
Missouri 2.1%				3,257,940
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,100,440
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,093,620
Lees Summit Industrial Development Authority John Knox Village Series A	5.000	08-15-51	1,000,000	1,063,880
Nevada 0.6%				1,000,940
City of Sparks Sales Tax Revenue, Series A	6.750	06-15-28	1,000,000	1,000,940
New Hampshire 0.7%				1,046,195
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	514,580
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	531,615
New Jersey 4.2%				6,568,520
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,083,470
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	$1,096,390
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,104,340
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,101,750
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,109,670
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,072,900
New York 6.5%				10,203,194
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,268,500
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,950,000	3,017,614
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	1,850,000	2,021,014
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,109,820
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,168,460
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	515,665
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	102,121
Ohio 2.0%				3,164,535
Buckeye Tobacco Settlement Financing Authority Capital Appreciation Asset Senior Convertible A3	6.250	06-01-37	1,550,000	1,554,340
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	530,395
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,079,800
Oklahoma 0.7%				1,159,900
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,159,900
Oregon 0.7%				1,135,950
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,135,950
Pennsylvania 2.5%				3,876,688
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,006,890
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	774,638
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	$1,074,810
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,020,350
Puerto Rico 2.0%				3,064,820
Children's Trust Fund Series A (B)	6.502	05-15-50	8,000,000	1,106,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	4.750	07-01-53	1,000,000	964,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.000	07-01-58	1,000,000	994,050
Rhode Island 1.7%				2,667,125
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,650,435
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,016,690
South Carolina 0.7%				1,056,930
South Carolina Jobs-Economic Development Authority Episcopal at Home Still	5.000	04-01-48	1,000,000	1,056,930
Tennessee 2.7%				4,257,019
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,257,019
Texas 11.3%				17,680,236
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-23	175,000	192,717
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	115,000	131,168
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	200,000	228,118
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-27	200,000	230,402
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-33	830,000	942,697
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	$1,076,600
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,342,600
City of Seguin Hospital Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,059,330
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,122,750
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,605,135
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	1,042,280
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	1,083,720
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,000,000	1,057,000
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,860,000	2,179,957
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,098,770
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,177,780
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	105,000	109,212
Vermont 0.7%				1,185,791
Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,185,791
Virginia 2.6%				4,011,461
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,870,561
Norfolk Redevelopment & Housing Authority Retirement Community	5.000	01-01-49	1,000,000	1,065,230
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,075,670
Wisconsin 2.2%				3,419,485
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,253,385
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,078,280
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	$1,087,820

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%				$3,833,000
(Cost $3,832,755)
U.S. Government Agency 1.3%				1,957,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	368,000	368,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	1,589,000	1,589,000

	Par value^	Value
Repurchase agreement 1.2%		$1,876,000
Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $1,711,349 on 6-3-19, collateralized by $1,617,600 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $1,745,645, including interest)	1,711,000	1,711,000
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $165,018 on 6-3-19, collateralized by $170,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $171,614, including interest)	165,000	165,000

Total investments (Cost $142,628,621) 99.2%		$154,873,387
Other assets and liabilities, net 0.8%		1,310,610
Total net assets 100.0%		$156,183,997

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,873,583 or 12.1% of the fund's net assets as of 5-31-19.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-19, the aggregate cost of investments for federal income tax purposes was $141,314,687. Net unrealized appreciation aggregated to $13,558,700, of which $13,569,176 related to gross unrealized appreciation and $10,476 related to gross unrealized depreciation.
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	0.5
TOTAL	3.0
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-19

Assets
Unaffiliated investments, at value (Cost $142,628,621)	$154,873,387
Cash	531
Interest receivable	2,118,242
Receivable for fund shares sold	55,576
Receivable from affiliates	2,772
Other assets	46,077
Total assets	157,096,585
Liabilities
Distributions payable	27,252
Payable for investments purchased	521,525
Payable for fund shares repurchased	231,980
Payable to affiliates
Accounting and legal services fees	15,770
Transfer agent fees	5,454
Distribution and service fees	24,251
Trustees' fees	207
Other liabilities and accrued expenses	86,149
Total liabilities	912,588
Net assets	$156,183,997
Net assets consist of
Paid-in capital	$141,046,971
Total distributable earnings (loss)	15,137,026
Net assets	$156,183,997

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($111,241,381 ÷ 13,800,200 shares)[1]	$8.06
Class B ($1,260,813 ÷ 156,394 shares)[1]	$8.06
Class C ($28,560,289 ÷ 3,543,080 shares)[1]	$8.06
Class I ($13,234,161 ÷ 1,639,177 shares)	$8.07
Class R6 ($1,887,353 ÷ 233,692 shares)	$8.08
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-19

Investment income
Interest	$7,830,138
Expenses
Investment management fees	919,868
Distribution and service fees	605,943
Accounting and legal services fees	34,491
Transfer agent fees	69,962
Trustees' fees	2,870
Custodian fees	38,746
State registration fees	92,749
Printing and postage	38,820
Professional fees	65,824
Other	17,655
Total expenses	1,886,928
Less expense reductions	(212,544)
Net expenses	1,674,384
Net investment income	6,155,754
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,118,159
3,118,159
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(558,866)
(558,866)
Net realized and unrealized gain	2,559,293
Increase in net assets from operations	$8,715,047

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-19	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$6,155,754	$7,258,100
Net realized gain	3,118,159	2,120,242
Change in net unrealized appreciation (depreciation)	(558,866)	(3,570,022)
Increase in net assets resulting from operations	8,715,047	5,808,320
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,654,811)	—
Class B	(58,667)	—
Class C	(1,081,754)	—
Class I	(459,553)	—
Class R6	(76,269)	—
From net investment income
Class A	—	(5,478,750)
Class B	—	(117,974)
Class C	—	(1,527,867)
Class I	—	(402,013)
Class R6	—	(46,442)
Total distributions	(6,331,054)	(7,573,046)
From fund share transactions	(10,660,481)	(21,186,240)
Total decrease	(8,276,488)	(22,950,966)
Net assets
Beginning of year	164,460,485	187,411,451
End of year[1]	$156,183,997	$164,460,485

[1]	Net assets - End of year includes undistributed net investment income of $305,958 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
22	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[1]	0.32	0.34	0.34	0.35	0.37
Net realized and unrealized gain (loss) on investments	0.14	(0.06)	(0.28)	0.18	0.03
Total from investment operations	0.46	0.28	0.06	0.53	0.40
Less distributions
From net investment income	(0.33)	(0.36)	(0.38)	(0.38)	(0.39)
Net asset value, end of period	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[2,3]	5.99	3.55	0.76	6.65	4.94
Ratios and supplemental data
Net assets, end of period (in millions)	$111	$117	$133	$155	$154
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.05	1.00	1.00	0.98
Expenses including reductions	0.93	0.91	0.89	0.90	0.87
Net investment income	4.10	4.31	4.24	4.24	4.47
Portfolio turnover (%)	41	8	27	22	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

CLASS B SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[1]	0.26	0.29	0.28	0.28	0.31
Net realized and unrealized gain (loss) on investments	0.14	(0.07)	(0.28)	0.19	0.03
Total from investment operations	0.40	0.22	—	0.47	0.34
Less distributions
From net investment income	(0.27)	(0.30)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[2,3]	5.20	2.78	0.00	5.85	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$4	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.80	1.75	1.75	1.73
Expenses including reductions	1.68	1.66	1.64	1.65	1.63
Net investment income	3.36	3.56	3.48	3.49	3.73
Portfolio turnover (%)	41	8	27	22	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
24	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[1]	0.26	0.29	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.14	(0.07)	(0.28)	0.18	0.03
Total from investment operations	0.40	0.22	—	0.47	0.34
Less distributions
From net investment income	(0.27)	(0.30)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[2,3]	5.20	2.78	0.00	5.85	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$35	$43	$46	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.80	1.75	1.75	1.73
Expenses including reductions	1.68	1.66	1.64	1.65	1.63
Net investment income	3.35	3.56	3.50	3.49	3.73
Portfolio turnover (%)	41	8	27	22	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS I SHARES Period ended	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$7.94	$8.02	$7.91
Net investment income[2]	0.33	0.36	0.12
Net realized and unrealized gain (loss) on investments	0.14	(0.07)	0.10
Total from investment operations	0.47	0.29	0.22
Less distributions
From net investment income	(0.34)	(0.37)	(0.11)
Net asset value, end of period	$8.07	$7.94	$8.02
Total return (%)[3]	6.15	3.71	2.84 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.80	0.73 [5]
Expenses including reductions	0.78	0.76	0.73 [5]
Net investment income	4.23	4.47	4.96 [5]
Portfolio turnover (%)	41	8	27 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
26	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-19	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$7.94	$8.08
Net investment income[2]	0.33	0.28
Net realized and unrealized gain (loss) on investments	0.16	(0.14)
Total from investment operations	0.49	0.14
Less distributions
From net investment income	(0.35)	(0.28)
Net asset value, end of period	$8.08	$7.94
Total return (%)[3]	6.31	1.80 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.77 [5]
Expenses including reductions	0.75	0.73 [5]
Net investment income	4.27	4.52 [5]
Portfolio turnover (%)	41	8 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on
28	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2019 were $2,150.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2019 and 2018 was as follows:
	May 31, 2019	May 31, 2018
Ordinary Income	$ 754,462	$ 232,900
Exempt Income	5,576,592	7,340,146
Total	$6,331,054	$7,573,046
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2019, the components of distributable earnings on a tax basis consisted of $833,476 of undistributed exempt interest and $772,102 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
30	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective June 28, 2019, the Advisor changed its name to John Hancock Investment Management LLC and the Distributor changed its name to John Hancock Investment Management Distributors LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4800% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4500% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2019, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, “other expenses of the fund” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended May 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$49,004
Class B	759
Class C	13,847
Class	Expense reduction
Class I	$ 4,613
Class R6	767
Total	$68,990

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the year ended May 31, 2019 were equivalent to a net annual effective rate of 0.55% the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class	Rule 12b-1 Fee
Class C	1.00%

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $110,613, $1,690 and $31,251 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $152,940 for the year ended May 31, 2019. Of this amount, $21,791 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $129,150 was paid as sales commissions to broker-dealers and $1,999 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2019, CDSCs received by the Distributor amounted to $625, $740 and $1,616 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
32	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Class level expenses. Class level expenses for the year ended May 31, 2019 were:
Class	Distribution and service fees	Transfer agent fees
Class A	$ 276,532	$ 50,031
Class B	16,898	772
Class C	312,513	14,179
Class I	—	4,756
Class R6	—	224
Total	$605,943	$69,962
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2019 and 2018 were as follows:
	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,254,554	$25,579,095	2,954,113	$23,619,682
Distributions reinvested	556,852	4,373,846	640,144	5,112,089
Repurchased	(4,728,050)	(37,135,590)	(5,425,715)	(43,444,793)
Net decrease	(916,644)	$(7,182,649)	(1,831,458)	$(14,713,022)
Class B shares
Sold	1,630	$12,858	2,760	$21,782
Distributions reinvested	6,958	54,635	12,630	100,930
Repurchased	(144,706)	(1,131,435)	(221,861)	(1,775,935)
Net decrease	(136,118)	$(1,063,942)	(206,471)	$(1,653,223)
Class C shares
Sold	379,942	$2,979,915	457,398	$3,661,956
Distributions reinvested	130,908	1,027,866	178,067	1,421,951
Repurchased	(1,426,494)	(11,169,635)	(1,528,536)	(12,184,532)
Net decrease	(915,644)	$(7,161,854)	(893,071)	$(7,100,625)
Class I shares
Sold	954,114	$7,523,759	598,563	$4,787,224
Distributions reinvested	57,078	449,282	46,322	370,508
Repurchased	(448,952)	(3,521,310)	(561,348)	(4,478,148)
Net increase	562,240	$4,451,731	83,537	$679,584
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	170,229	$1,342,159	299,873	$2,415,448
Distributions reinvested	9,688	76,269	5,654	45,037
Repurchased	(143,696)	(1,122,195)	(108,056)	(859,439)
Net increase	36,221	$296,233	197,471	$1,601,046
Total net decrease	(1,369,945)	$(10,660,481)	(2,649,992)	$(21,186,240)
Affiliates of the fund owned 5% of shares of Class R6 on May 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments amounted to $62,155,794 and $73,225,244, respectively, for the year ended May 31, 2019.
Note 7—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
34	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	35

TAX INFORMATION

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2019.
89.44% of dividends from net investment income are exempt-interest dividends.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	211
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	211
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	211
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	211
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1989	211
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	211
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	211
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	211
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	211
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	211
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	211
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	211
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	211
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF876863	59A 5/19 7/19

John Hancock

Tax-Free Bond Fund

Annual report 5/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which shifted to a neutral stance on interest rates in the beginning of 2019 after three years of hikes. The markets responded favorably, with most bond indexes registering gains before hitting a patch of turbulence in May as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
5	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
23	Financial statements
26	Financial highlights
31	Notes to financial statements
38	Report of independent registered public accounting firm
39	Tax information
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/19 (%)

Class A shares (without sales charge)
Bloomberg Barclays Municipal Bond Index
Morningstar muni national long fund category average
5.55
6.40
6.16
2.48
2.96
2.77
3.30
3.58
3.66
4.43
4.58
4.76
1 year
3 year
5 year
10 year

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Broad rally for municipal bonds

Municipal bonds advanced as declining new issuance and strong investor demand produced a favorable backdrop for municipal bond performance.

The fund trailed its benchmark

The fund posted a solid gain but underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index.

Security selection was a detractor

Individual security selection detracted the most from performance versus the index, while longer duration contributed.

PORTFOLIO COMPOSITION AS OF 5/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/19 (%)

SECTOR COMPOSITION AS OF 5/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

Discussion of fund performance

How did the municipal bond market perform during the 12 months ended May 31, 2019?

Municipal bonds enjoyed strong returns for the period, with the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, returning 6.40%. The most important factor was a supply-and-demand imbalance in the municipal bond market. The outstanding supply of municipal bonds contracted as tax reform provisions that took effect in 2018 led to a significant decline in new municipal bond issuance. On the demand side, banks and insurance companies continued to sell municipal bonds from their investment portfolios as a result of lower corporate tax rates, but this was more than offset by a significant increase in demand from retail investors, including those investing through mutual funds. Growing demand for municipal bonds, coupled with a shrinking supply of outstanding bonds, provided a tailwind for municipal bond performance.

Another key factor was a shift in interest-rate policy by the U.S. Federal Reserve (Fed). After raising short-term interest rates four times in 2018, the Fed shifted to a wait-and-see approach in 2019 amid trade tensions between the United States and China, continued uncertainty surrounding Brexit, and a slowdown in global economic growth. The bond market responded with a broad rally across the board, particularly in the last two months of the period, as investors began to price in expectations of a Fed rate cut later this year.

Were there any changes to the municipal credit environment during the reporting period?

Credit conditions improved notably, driven by higher-than-expected tax revenues for state and local governments. Federal tax reform and a stronger U.S. economy in 2018 contributed to the increase in municipal tax revenues. So far, state and local governments have been cautious with this windfall, building up rainy-day funds and using the remainder to fund education and infrastructure development.

How did the fund perform for the period?

The fund posted a solid gain but trailed the return of its benchmark. The primary factor behind this underperformance was individual security selection, particularly among healthcare and industrial development bonds. On the positive side, the fund's duration (a measure of interest-rate sensitivity) was longer than that of the

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

index, which contributed favorably to relative results when yields fell during the last six months of the period. Sector allocation produced mixed results but was a modest overall contributor to relative performance, led by an overweight position in industrial revenue bonds and an underweight position in housing-related bonds.

What themes do you see affecting municipal bond market performance as we move into the second half of 2019?

Fed interest-rate policy and trade conflicts will be key factors for municipal bonds going forward. If inflation remains low and U.S. economic growth continues to slow, we could see the Fed lower short-term rates before year end. With regard to trade, continued uncertainty could put further downward pressure on global growth, while a successful resolution to the conflicts could provide an economic boost, which would have implications for both interest rates and municipal tax revenues. Within the municipal market, we don't expect to see any changes in the supply/demand situation in the near term. Demand for municipal bonds should remain robust, while new issuance is likely to remain subdued.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2018 Investing since 1993
Dennis DiCicco On the fund since 2018 Investing since 2013

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-19	as of 5-31-19	as of 5-31-19
Class A	1.35	2.46	4.00	12.91	48.01	1.88	1.78	3.18
Class B	-0.24	2.17	3.80	11.34	45.26	1.22	1.12	2.06
Class C	3.76	2.55	3.65	13.41	43.11	1.22	1.12	2.06
Class I3,4	5.71	3.39	4.47	18.13	54.90	2.11	2.10	3.56
Class R6[3,4]	5.74	3.36	4.46	17.99	54.71	2.14	2.13	3.61
Index†	6.40	3.58	4.58	19.25	56.53	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	0.92	1.67	1.67	0.67	0.64
Net (%)	0.81	1.56	1.56	0.66	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	5-31-09	14,526	14,526	15,653
Class C5	5-31-09	14,311	14,311	15,653
Class I3,4	5-31-09	15,490	15,490	15,653
Class R6[3,4]	5-31-09	15,471	15,471	15,653

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2018	Ending value on 5-31-2019	Expenses paid during period ended 5-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,060.60	$4.21	0.82%
	Hypothetical example	1,000.00	1,020.80	4.13	0.82%
Class B	Actual expenses/actual returns	1,000.00	1,056.70	8.05	1.57%
	Hypothetical example	1,000.00	1,017.10	7.90	1.57%
Class C	Actual expenses/actual returns	1,000.00	1,056.70	8.05	1.57%
	Hypothetical example	1,000.00	1,017.10	7.90	1.57%
Class I	Actual expenses/actual returns	1,000.00	1,061.30	3.44	0.67%
	Hypothetical example	1,000.00	1,021.60	3.38	0.67%
Class R6	Actual expenses/actual returns	1,000.00	1,062.60	3.29	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-19
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.3%				$487,392,112
(Cost $452,837,323)
Alaska 0.8%				3,836,606
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,500,553
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,336,053
Arizona 0.9%				4,656,800
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,289,720
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,367,080
California 10.0%				49,722,919
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,233,060
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,055,020
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,160,720
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,154,650
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,762,485
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,124,320
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,138,230
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,722,195
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,475,320
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	4,500,000	4,464,180
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,500,610
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,735,575
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,158,480
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,764,825
San Diego Unified School District Series I, GO (B)	3.738	07-01-39	1,250,000	591,713
San Francisco City & County Airport Commission International Airport Series A, AMT	5.000	05-01-49	3,000,000	3,596,850
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (B)	1.313	01-01-20	2,000,000	$1,984,480
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,066,505
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,008,638
State of California, GO	5.000	02-01-38	5,375,000	5,838,863
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,186,200
Colorado 6.0%				29,654,393
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,205,200
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	3,500,000	3,804,185
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,334,735
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	563,935
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,110,220
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,852,125
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,755,518
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,474,785
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,076,140
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.708	12-01-37	5,000,000	1,477,550
Connecticut 1.5%				7,193,610
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,771,995
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,200,170
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,196,180
University of Connecticut Series A	5.000	11-01-35	1,000,000	1,212,020
University of Connecticut Series A	5.000	11-01-36	1,500,000	1,813,245
Delaware 0.3%				1,428,050
Delaware State Economic Development Authority Acts Retirement Communities	5.000	11-15-48	1,250,000	1,428,050
12	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 3.8%				$18,872,386
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,080,000	3,431,336
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.168	10-01-33	6,565,000	4,170,351
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.264	10-01-35	6,470,000	3,799,184
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.308	10-01-36	7,250,000	4,090,015
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,252,460
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,129,040
Florida 4.8%				23,605,850
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,236,120
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,114,170
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,259,850
Florida Development Finance Corp. Waste Pro USA, Inc., Project, AMT (C)	5.000	05-01-29	1,015,000	1,107,984
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,346,580
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,404,650
Lee Memorial Health System Series A-1	4.000	04-01-49	2,000,000	2,143,200
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,815,700
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,740,540
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,193,620
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,732,500
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,002,914
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	480,000	508,022
Georgia 3.1%				15,615,438
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,253,230
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,000,000	1,281,210
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	$1,158,710
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,445,540
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,615,780
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,828,718
Rockdale County Development Authority Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,032,250
Guam 0.4%				2,185,160
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,163,570
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,021,590
Illinois 8.0%				39,845,771
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,539,216
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,091,605
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,235,080
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	546,729
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,754,085
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,336,362
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,089,200
City of Chicago Series A, GO	5.000	01-01-33	540,000	559,791
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,106,450
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,286,860
Illinois Finance Authority Advocate Health Care	4.000	06-01-47	3,000,000	3,081,300
Illinois State Toll Highway Authority Series A	5.000	01-01-31	3,000,000	3,705,840
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	2.530	01-01-22	2,440,000	2,284,962
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,052,940
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,250,100
14	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series D, GO	5.000	11-01-21	1,250,000	$1,337,000
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,081,390
State of Illinois, GO	4.000	06-01-35	2,000,000	2,052,280
State of Illinois, GO	5.000	08-01-20	1,310,000	1,355,811
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,098,770
Indiana 0.6%				3,020,640
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,020,640
Iowa 0.2%				999,970
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	999,970
Kentucky 0.8%				3,808,992
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,808,992
Louisiana 1.9%				9,530,010
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,128,330
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,593,210
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,851,150
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,172,400
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,217,460
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	567,460
Maryland 0.2%				1,125,510
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,125,510
Massachusetts 7.3%				36,332,404
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,753,831
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,853,414
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,011,570
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	$3,465,600
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	183,728
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,761,050
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-57	3,000,000	3,255,600
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,037,205
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	667,168
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	642,330
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	361,282
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,693,815
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,043,709
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,596,225
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,190,770
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,093,100
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,716,617
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,005,390
Michigan 3.7%				18,346,680
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,004,120
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,646,566
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,101,810
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	8,114,680
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,187,480
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	282,030
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,617,855
16	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	$1,648,734
Michigan Strategic Fund Improvement Project, AMT	5.000	06-30-48	1,500,000	1,743,405
Minnesota 0.4%				2,058,742
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	581,275
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,477,467
Mississippi 0.2%				1,208,780
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,208,780
Nebraska 2.2%				10,889,744
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,194,644
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,695,100
New Jersey 3.8%				18,659,706
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,734,200
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,417,360
New Jersey Economic Development Authority School Facilities Construction	5.000	03-01-30	1,500,000	1,625,625
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,118,880
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,664,505
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,733,130
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,534,511
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,161,770
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,669,725
New York 10.6%				52,606,294
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,077,230
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,830,780
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,576,600
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Water & Sewer System 2nd General Resolution	5.000	06-15-39	985,000	$986,084
New York City Water & Sewer System 2nd General Resolution	5.000	06-15-39	5,015,000	5,020,617
New York City Water & Sewer System 2nd General Resolution	5.250	06-15-40	2,620,000	2,623,092
New York City Water & Sewer System 2nd General Resolution	5.250	06-15-40	380,000	381,034
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,001,130
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,398,800
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,412,650
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,080,620
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,024,970
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,731,100
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	20,461
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,113,420
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,035,530
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,112,960
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,337,300
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,002,510
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,769,700
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,546,995
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	1,900,000	1,940,299
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,059,110
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,397,956
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)(B)	1.684	04-01-22	2,230,000	2,125,346
18	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio 3.5%				$17,308,628
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,091,690
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,626,480
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,162,960
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,697,300
Ohio Water Development Authority Series A	5.000	06-01-29	3,000,000	3,880,080
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	850,118
Oklahoma 1.0%				4,769,709
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,505,589
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,139,260
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,124,860
Oregon 0.8%				4,088,445
Port of Portland OR Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,191,920
Port of Portland OR Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,896,525
Pennsylvania 4.2%				20,855,577
Berks County Industrial Development Authority The Highlands at Wyomissing, Series C	5.000	05-15-37	750,000	828,285
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,215,400
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,444,400
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,291,063
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,360,510
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,846,464
Pennsylvania Turnpike Commission Series A	5.250	12-01-44	4,070,000	4,966,580
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,902,875
Puerto Rico 1.0%				4,911,530
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	4.750	07-01-53	2,000,000	1,929,380
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.000	07-01-58	3,000,000	$2,982,150
Rhode Island 0.5%				2,358,721
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,358,721
Tennessee 0.5%				2,335,914
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,335,914
Texas 11.4%				56,382,012
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	564,040
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	560,605
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,220,160
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,506,050
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,801,153
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,778,834
City of Houston Airport System Revenue Series B2, AMT	5.000	07-15-20	1,200,000	1,233,372
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,176,840
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,501,050
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,670,250
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,654,575
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,370,000
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,150,950
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,171,350
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,642,900
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,299,913
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,750,000	1,849,750
20	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	$6,230,220
Utah 0.5%				2,329,680
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,329,680
Virgin Islands 0.1%				493,125
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	493,125
Virginia 0.6%				2,774,075
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,100,330
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,673,745
Washington 0.4%				2,108,300
Snohomish County Housing Authority	4.000	04-01-44	2,000,000	2,108,300
West Virginia 0.2%				1,018,216
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,018,216
Wisconsin 1.1%				5,405,625
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,273,200
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,075,840
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	905,000	978,305
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,078,280
Wyoming 1.0%				5,048,100
County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	2,000,000	2,033,400
County of Campbell Basin Electric Power Cooperative, Series A	5.750	07-15-39	3,000,000	3,014,700

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2%				$919,000
(Cost $918,939)
U.S. Government Agency 0.1%				487,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	113,000	113,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	374,000	374,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

	Par value^	Value
Repurchase agreement 0.1%		$432,000
Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $432,088 on 6-3-19, collateralized by $408,500 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $440,836, including interest)	432,000	432,000

Total investments (Cost $453,756,262) 98.5%		$488,311,112
Other assets and liabilities, net 1.5%		7,527,527
Total net assets 100.0%		$495,838,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-19, the aggregate cost of investments for federal income tax purposes was $450,716,454. Net unrealized appreciation aggregated to $37,594,658, of which $37,615,445 related to gross unrealized appreciation and $20,787 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.9
Assured Guaranty Corp.	3.5

National Public Finance Guarantee Corp.	1.8
Ambac Financial Group, Inc.	0.9

California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	12.6
22	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-19

Assets
Unaffiliated investments, at value (Cost $453,756,262)	$488,311,112
Cash	57,240
Interest receivable	6,254,519
Receivable for fund shares sold	2,460,560
Receivable from affiliates	2,850
Other assets	58,514
Total assets	497,144,795
Liabilities
Distributions payable	142,348
Payable for investments purchased	546,376
Payable for fund shares repurchased	409,241
Payable to affiliates
Accounting and legal services fees	49,744
Transfer agent fees	17,202
Distribution and service fees	28,504
Trustees' fees	503
Other liabilities and accrued expenses	112,238
Total liabilities	1,306,156
Net assets	$495,838,639
Net assets consist of
Paid-in capital	$468,394,821
Total distributable earnings (loss)	27,443,818
Net assets	$495,838,639

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($438,667,355 ÷ 44,626,535 shares)[1]	$9.83
Class B ($2,399,931 ÷ 244,127 shares)[1]	$9.83
Class C ($33,390,609 ÷ 3,397,565 shares)[1]	$9.83
Class I ($13,007,672 ÷ 1,321,471 shares)	$9.84
Class R6 ($8,373,072 ÷ 850,323 shares)	$9.85
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	23

STATEMENT OF OPERATIONS For the year ended  5-31-19

Investment income
Interest	$21,307,976
Expenses
Investment management fees	2,697,875
Distribution and service fees	1,465,810
Accounting and legal services fees	108,474
Transfer agent fees	219,674
Trustees' fees	8,828
Custodian fees	73,967
State registration fees	97,798
Printing and postage	55,716
Professional fees	63,409
Other	25,865
Total expenses	4,817,416
Less expense reductions	(510,321)
Net expenses	4,307,095
Net investment income	17,000,881
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,335,779
4,335,779
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,477,701
4,477,701
Net realized and unrealized gain	8,813,480
Increase in net assets from operations	$25,814,361

24	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-19	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$17,000,881	$19,323,425
Net realized gain	4,335,779	5,608,679
Change in net unrealized appreciation (depreciation)	4,477,701	(16,414,947)
Increase in net assets resulting from operations	25,814,361	8,517,157
Distributions to shareholders
From net investment income and net realized gain
Class A	(15,465,396)	—
Class B	(80,640)	—
Class C	(990,385)	—
Class I	(422,587)	—
Class R6[1]	(270,227)	—
From net investment income
Class A	—	(17,664,883)
Class B	—	(122,041)
Class C	—	(1,396,841)
Class I	—	(311,550)
Class R6[1]	—	(150,694)
Total distributions	(17,229,235)	(19,646,009)
From fund share transactions	(30,677,962)	(39,157,471)
Total decrease	(22,092,836)	(50,286,323)
Net assets
Beginning of year	517,931,475	568,217,798
End of year[2]	$495,838,639	$517,931,475

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Net assets - End of year includes undistributed net investment income of $556,719 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	25

Financial highlights
CLASS A SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.07
Net investment income[1]	0.34	0.35	0.36	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.18	(0.19)	(0.33)	0.15	(0.02)
Total from investment operations	0.52	0.16	0.03	0.52	0.37
Less distributions
From net investment income	(0.34)	(0.36)	(0.36)	(0.38)	(0.40)
Net asset value, end of period	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[2,3]	5.55	1.62	0.34	5.33	3.75
Ratios and supplemental data
Net assets, end of period (in millions)	$439	$460	$505	$551	$520
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.92	0.92	0.93
Expenses including reductions	0.83	0.81	0.81	0.81	0.82
Net investment income	3.52	3.60	3.58	3.70	3.86
Portfolio turnover (%)	33	11	26	13	10 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
26	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.07
Net investment income[1]	0.27	0.28	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.18	(0.20)	(0.32)	0.15	(0.02)
Total from investment operations	0.45	0.08	(0.04)	0.45	0.30
Less distributions
From net investment income	(0.27)	(0.28)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[2,3]	4.76	0.86	(0.41)	4.55	2.98
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$4	$5	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.67	1.67	1.67	1.68
Expenses including reductions	1.58	1.56	1.56	1.56	1.57
Net investment income	2.77	2.85	2.82	2.95	3.11
Portfolio turnover (%)	33	11	26	13	10 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	27

CLASS C SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.06
Net investment income[1]	0.26	0.28	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.19	(0.20)	(0.32)	0.15	(0.01)
Total from investment operations	0.45	0.08	(0.04)	0.45	0.31
Less distributions
From net investment income	(0.27)	(0.28)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[2,3]	4.76	0.86	(0.41)	4.55	3.08
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$39	$52	$60	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.67	1.67	1.67	1.68
Expenses including reductions	1.58	1.56	1.56	1.56	1.57
Net investment income	2.77	2.85	2.82	2.95	3.10
Portfolio turnover (%)	33	11	26	13	10 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
28	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$9.66	$9.86	$9.70
Net investment income[2]	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	0.19	(0.20)	0.15
Total from investment operations	0.54	0.17	0.27
Less distributions
From net investment income	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$9.84	$9.66	$9.86
Total return (%)[3]	5.71	1.77	2.81 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.67	0.65 [5]
Expenses including reductions	0.68	0.66	0.65 [5]
Net investment income	3.66	3.74	4.05 [5]
Portfolio turnover (%)	33	11	26 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	29

CLASS R6 SHARES Period ended	5-31-19	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.90
Net investment income[2]	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.19	(0.23)
Total from investment operations	0.54	0.05
Less distributions
From net investment income	(0.36)	(0.28)
Net asset value, end of period	$9.85	$9.67
Total return (%)[3]	5.74	0.55 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.64 [5]
Expenses including reductions	0.64	0.63 [5]
Net investment income	3.69	3.81 [5]
Portfolio turnover (%)	33	11 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
30	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	31

when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2019 were $2,843.
32	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $8,200,311 and a long-term capital loss carryforward of $2,296,804 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2019 and 2018 was as follows:
	May 31, 2019	May 31, 2018
Ordinary Income	$ 280,299	$ 809,154
Exempt Income	16,948,936	18,836,855
Total	$17,229,235	$19,646,009
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2019, the components of distributable earnings on a tax basis consisted of $488,623 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the expiration of capital loss carryforwards and accretion on debt securities.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	33

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective June 28, 2019, the Advisor changed its name to John Hancock Investment Management LLC and the Distributor changed its name to John Hancock Investment Management Distributors LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2019, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$33,761
Class B	224
Class C	2,743
Class	Expense reduction
Class I	$ 884
Class R6	561
Total	$38,173

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the year ended May 31, 2019 were equivalent to a net annual effective rate of 0.54% the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
34	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class	Rule 12b-1 Fee
Class C	1.00%

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $434,089, $2,863 and $35,196 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $183,914 for the year ended May 31, 2019. Of this amount, $27,622 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $140,496 was paid as sales commissions to broker-dealers and $15,796 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2019, CDSCs received by the Distributor amounted to $19,853, $658 and $2,339 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	35

Class level expenses. Class level expenses for the year ended May 31, 2019 were:
Class	Distribution and service fees	Transfer agent fees
Class A	$ 1,085,222	$ 196,348
Class B	28,632	1,302
Class C	351,956	15,951
Class I	—	5,141
Class R6	—	932
Total	$1,465,810	$219,674
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2019 and 2018 were as follows:
	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,919,333	$37,437,348	3,872,937	$37,857,664
Distributions reinvested	1,425,541	13,649,058	1,599,281	15,599,693
Repurchased	(8,349,566)	(79,692,434)	(9,066,962)	(88,631,790)
Net decrease	(3,004,692)	$(28,606,028)	(3,594,744)	$(35,174,433)
Class B shares
Sold	121	$1,156	10,830	$104,684
Distributions reinvested	7,585	72,582	11,206	109,356
Repurchased	(133,879)	(1,277,368)	(141,764)	(1,384,407)
Net decrease	(126,173)	$(1,203,630)	(119,728)	$(1,170,367)
Class C shares
Sold	339,757	$3,237,126	362,987	$3,554,150
Distributions reinvested	97,468	932,797	134,073	1,307,527
Repurchased	(1,107,293)	(10,563,854)	(1,712,489)	(16,654,223)
Net decrease	(670,068)	$(6,393,931)	(1,215,429)	$(11,792,546)
Class I shares
Sold	937,907	$9,022,062	583,886	$5,729,473
Distributions reinvested	42,927	411,592	28,586	279,040
Repurchased	(523,575)	(5,002,275)	(442,533)	(4,321,415)
Net increase	457,259	$4,431,379	169,939	$1,687,098
36	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class R6 shares[1]
Sold	358,300	$3,442,660	868,195	$8,554,671
Distributions reinvested	28,166	270,227	15,393	149,300
Repurchased	(274,446)	(2,618,639)	(145,285)	(1,411,194)
Net increase	112,020	$1,094,248	738,303	$7,292,777
Total net decrease	(3,231,654)	$(30,677,962)	(4,021,659)	$(39,157,471)

1	The inception date for Class R6 shares is 8-30-17.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments amounted to $159,087,814 and $185,784,300, respectively, for the year ended May 31, 2019.
Note 7—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Tax-Free Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
38	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

TAX INFORMATION

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2019.
98.54% of dividends from net investment income are exempt-interest dividends.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	211
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	211
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	211
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	211
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1989	211
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	211
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	211
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	211
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	211
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	211
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	211
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	211
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	211
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF876881	52A 5/19 7/19

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2019 and 2018. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock High Yield Municipal Bond Fund	$43,250	$39,450
John Hancock Tax-Free Bond Fund	40,018	36,218
Total	$83,268	$75,668

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $113,000 and $110,200 for the fiscal years ended May 31, 2019 and 2018, respectively.

Fund	May 31, 2019	May 31, 2018
John Hancock High Yield Municipal Bond Fund	$571	$540
John Hancock Tax-Free Bond Fund	571	540
Total	$1,142	$1,080

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2019 and 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock High Yield Municipal Bond Fund	$3,650	$3,650
John Hancock Tax-Free Bond Fund	3,650	3,650
Total	$7,300	$7,300

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding new class launches. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Fund	May 31, 2019	May 31, 2018
John Hancock High Yield Municipal Bond Fund	$89	$3,834
John Hancock Tax-Free Bond Fund	89	3,834
Total	$178	$7,668

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Trust	May 31, 2019	May 31, 2018
John Hancock Municipal Securities Trust	$919,444	$6,716,119

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 22, 2019